Newbuildings (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2013
Newbuildings	$ 765,524,000		$ 767,525,000
Long-term Purchase Commitment, Amount	1,900,000,000
Purchase Obligation	1,230,500,000
Purchase Obligation, Due in Next Twelve Months	954,900,000
Purchase Obligation, Due in Second Year		$ 275,600,000
LNG Carrier [Member]
Number of Vessels Contracted for Construction	7
Floating Storage Regasification Units [Member]
Number of Vessels Contracted for Construction	2